RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS	3 Months Ended	12 Months Ended
	Nov. 30, 2022	Aug. 31, 2022
RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS
RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

3. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

The Company has implemented all new accounting pronouncements that are in effect. These pronouncements did not have any material impact on the financial statements, and the Company does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

4. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

The Company has implemented all new accounting pronouncements that are in effect. These pronouncements did not have any material impact on the financial statements, and the Company does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.